UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Growth Fund

2/28/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Aerospace – 1.3%
Lockheed Martin Corp.	240,420	$15,172,906
Precision Castparts Corp.	39,050	2,164,542

		$17,337,448

Alcoholic Beverages – 0.9%
Molson Coors Brewing Co.	363,200	$12,795,536

Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	78,989	$3,280,413

Biotechnology – 7.3%
Biogen Idec, Inc. (a)	73,440	$3,381,178
Celgene Corp. (a)	322,910	14,443,764
Genentech, Inc. (a)	289,820	24,794,101
Genzyme Corp. (a)	474,000	28,880,820
Gilead Sciences, Inc. (a)	623,810	27,946,688

		$99,446,551

Brokerage & Asset Managers – 1.1%
Charles Schwab Corp.	855,100	$10,868,321
Intercontinental Exchange, Inc. (a)	40,580	2,303,727
Lazard Ltd.	54,900	1,332,972

		$14,505,020

Business Services – 4.1%
Amdocs Ltd. (a)	235,200	$3,939,600
MasterCard, Inc., “A”	107,480	16,985,064
Visa, Inc., “A”	485,040	27,506,618
Western Union Co.	721,930	8,056,739

		$56,488,021

Cable TV – 0.2%
DIRECTV Group, Inc. (a)	165,300	$3,296,082

Chemicals – 0.9%
Ecolab, Inc.	209,630	$6,662,041
Monsanto Co.	67,220	5,126,869

		$11,788,910

Computer Software – 6.3%
Akamai Technologies, Inc. (a)	444,210	$8,035,759
Citrix Systems, Inc. (a)	591,200	12,166,896
McAfee, Inc. (a)	500,500	13,988,975
Oracle Corp. (a)	949,980	14,762,689
VeriSign, Inc. (a)	1,915,176	37,020,352

		$85,974,671

Computer Software - Systems – 5.6%
Apple, Inc. (a)	420,680	$37,570,931
EMC Corp. (a)	996,660	10,464,930
Hewlett-Packard Co.	962,740	27,948,342

		$75,984,203

Construction – 0.4%
Sherwin-Williams Co.	115,650	$5,314,118

Consumer Goods & Services – 5.2%
Apollo Group, Inc., “A” (a)	71,110	$5,155,475
Capella Education Co. (a)	150,844	8,365,808
Colgate-Palmolive Co.	307,830	18,525,209
DeVry, Inc.	223,020	11,585,889
New Oriental Education & Technology Group, Inc., ADR (a)	148,213	6,635,496
Priceline.com, Inc. (a)	94,620	8,029,453

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Strayer Education, Inc.	74,730	$12,685,418

		$70,982,748

Electrical Equipment – 2.9%
Danaher Corp.	667,970	$33,906,157
Rockwell Automation, Inc.	271,520	5,457,552

		$39,363,709

Electronics – 5.3%
ARM Holdings PLC	2,204,543	$3,045,856
Broadcom Corp., “A” (a)	162,640	2,675,428
Flextronics International Ltd. (a)	929,790	1,915,367
Hittite Microwave Corp. (a)	295,506	8,150,055
Intel Corp.	1,150,270	14,654,440
Linear Technology Corp.	571,270	12,453,686
Marvell Technology Group Ltd. (a)	1,438,280	10,801,483
National Semiconductor Corp.	947,610	10,328,949
Samsung Electronics Co. Ltd.	26,025	8,044,729

		$72,069,993

Energy - Independent – 4.8%
Anadarko Petroleum Corp.	291,600	$10,191,420
Apache Corp.	82,060	4,848,925
Denbury Resources, Inc. (a)	231,600	2,983,008
EOG Resources, Inc.	89,240	4,465,570
Noble Energy, Inc.	222,530	10,134,016
Plains Exploration & Production Co. (a)	523,270	10,015,388
SandRidge Energy, Inc. (a)	403,500	2,727,660
Ultra Petroleum Corp. (a)	378,630	13,305,058
XTO Energy, Inc.	199,150	6,305,089

		$64,976,134

Energy - Integrated – 3.0%
Chevron Corp.	232,320	$14,104,147
Exxon Mobil Corp.	96,270	6,536,733
Hess Corp.	142,510	7,793,872
Petroleo Brasileiro S.A., ADR	429,780	11,917,799

		$40,352,551

Engineering - Construction – 0.5%
Fluor Corp.	187,870	$6,246,678

Entertainment – 2.8%
DreamWorks Animation, Inc., “A” (a)	1,030,040	$19,869,472
Liberty Media Corp. (a)	116,600	2,019,512
TiVo, Inc. (a)	2,283,820	16,192,284

		$38,081,268

Food & Beverages – 2.5%
Coca-Cola Co.	281,350	$11,493,148
Groupe Danone	116,068	5,569,446
Pepsi Bottling Group, Inc.	224,250	4,148,625
PepsiCo, Inc.	279,190	13,440,207

		$34,651,426

Food & Drug Stores – 0.7%
CVS Caremark Corp.	382,440	$9,844,006

Gaming & Lodging – 0.8%
International Game Technology	932,560	$8,225,179

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Penn National Gaming, Inc. (a)	128,250	$2,448,293

		$10,673,472

General Merchandise – 2.6%
Kohl’s Corp. (a)	400,180	$14,062,325
Target Corp.	280,110	7,929,914
Wal-Mart Stores, Inc.	269,960	13,292,830

		$35,285,069

Insurance – 0.7%
ACE Ltd.	150,090	$5,479,786
Berkshire Hathaway, Inc., “B” (a)	1,730	4,435,720

		$9,915,506

Internet – 2.9%
Google, Inc., “A” (a)	107,950	$36,486,021
Tencent Holdings Ltd.	453,800	2,585,728

		$39,071,749

Leisure & Toys – 0.8%
Electronic Arts, Inc. (a)	434,840	$7,092,240
THQ, Inc. (a)	1,520,010	3,800,025

		$10,892,265

Major Banks – 1.0%
Goldman Sachs Group, Inc.	107,400	$9,781,992
State Street Corp.	133,230	3,366,722

		$13,148,714

Medical & Health Technology & Services – 3.8%
Athena Health, Inc. (a)	38,600	$983,528
Express Scripts, Inc. (a)	74,210	3,732,763
IDEXX Laboratories, Inc. (a)	571,310	17,196,431
Medco Health Solutions, Inc. (a)	588,680	23,888,634
VCA Antech, Inc. (a)	307,400	6,390,846

		$52,192,202

Medical Equipment – 6.7%
Baxter International, Inc.	472,910	$24,075,848
Becton, Dickinson & Co.	212,140	13,129,345
C.R. Bard, Inc.	234,590	18,828,193
Conceptus, Inc. (a)	1,077,990	12,105,828
DENTSPLY International, Inc.	209,890	4,852,657
Edwards Lifesciences Corp. (a)	56,200	3,125,282
St. Jude Medical, Inc. (a)	293,880	9,745,061
Stryker Corp.	173,230	5,832,654

		$91,694,868

Metals & Mining – 0.4%
BHP Billiton Ltd., ADR	138,280	$5,036,158

Network & Telecom – 2.8%
Cisco Systems, Inc. (a)	1,775,140	$25,863,790
Research in Motion Ltd. (a)	309,945	12,379,203

		$38,242,993

Oil Services – 2.8%
Noble Corp.	342,169	$8,413,936
Smith International, Inc.	293,200	6,297,936
Transocean, Inc. (a)	397,540	23,760,966

		$38,472,838

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Personal Computers & Peripherals – 0.3%
NetApp, Inc. (a)	350,600	$4,712,064

Pharmaceuticals – 3.5%
Abbott Laboratories	418,020	$19,789,067
Schering-Plough Corp.	596,670	10,376,091
Wyeth	426,690	17,417,486

		$47,582,644

Precious Metals & Minerals – 0.5%
Agnico Eagle Mines Ltd.	49,900	$2,488,014
Goldcorp, Inc.	157,670	4,559,816

		$7,047,830

Railroad & Shipping – 0.6%
Norfolk Southern Corp.	166,980	$5,296,606
Union Pacific Corp.	70,510	2,645,535

		$7,942,141

Special Products & Services – 0.1%
Heckmann Corp. (a)	296,920	$1,475,692

Specialty Chemicals – 1.1%
Praxair, Inc.	277,260	$15,734,505

Specialty Stores – 3.8%
Abercrombie & Fitch Co., “A”	150,120	$3,301,139
Amazon.com, Inc. (a)	165,220	10,704,604
Lowe’s Cos., Inc.	654,000	10,359,360
Nordstrom, Inc.	439,760	5,923,567
O’Reilly Automotive, Inc. (a)	382,440	12,758,198
PetSmart, Inc.	212,710	4,262,708
Staples, Inc.	331,060	5,280,407

		$52,589,983

Telecommunications - Wireless – 0.3%
America Movil S.A.B. de C.V., “L”, ADR	155,450	$3,960,866

Telephone Services – 1.7%
American Tower Corp., “A” (a)	429,768	$12,514,844
AT&T, Inc.	458,900	10,908,053

		$23,422,897

Tobacco – 1.3%
Philip Morris International, Inc.	528,080	$17,674,838

Trucking – 1.5%
Expeditors International of Washington, Inc.	91,400	$2,518,070
J.B. Hunt Transport Services, Inc.	157,090	3,201,494
Landstar System, Inc.	365,050	11,553,833
United Parcel Service, Inc., “B”	63,990	2,635,108

		$19,908,505

Utilities - Electric Power – 0.4%
Allegheny Energy, Inc.	241,170	$5,701,259

Total Common Stocks		$1,315,158,544

Money Market Funds (v) – 3.4%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	45,996,513	$45,996,513

Total Investments		$1,361,155,057

Other Assets, Less Liabilities – 0.2%		3,089,625

Net Assets – 100.0%		$1,364,244,682

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR                American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Growth Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,347,478,744	$13,676,313	$—	$1,361,155,057
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,729,274,348

Gross unrealized appreciation	$28,571,908
Gross unrealized depreciation	(396,691,199)

Net unrealized appreciation (depreciation)	$(368,119,291)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	47,614,441	121,689,736	(123,307,664)	45,996,513

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$	$—	$62,013	$45,996,513

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.